Income Taxes - Additional Information (Detail) - ColdQuanta Inc dba Infleqtion [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic			$ 104,000,000	$ 63,800,000
Deferred Tax Assets Research And Development Credit Carry Forwards			400,000	400,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			$ 10,200,000
Ownership Change Percentage			50.00%
Deferred Tax Assets, Operating Loss Carryforwards, Foreign			$ 6,200,000	$ 5,000,000
Effective Income Tax Rate Reconciliation, GILTI, Percent			90.00%
Effective Income Tax Rate Reconciliation, Percent	0.00%		0.00%	0.00%
Income tax (benefit) expense	$ 0	$ 3,000	$ (2,000)	$ 0
Deferred Tax Assets, Gross			37,666,000	$ 28,222,000
Deferred Tax Assets Valuation Allowance Percent	100.00%
Income Tax Examination, Penalties and Interest Expense	$ 0	$ 0
Annual [Member]
Income Tax Disclosure [Line Items]
Deferred Tax Assets, Gross			$ 38,923,590
Third Quarter [Member]
Income Tax Disclosure [Line Items]
Deferred Tax Assets, Gross	$ 43,617,140